SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Net Loss per Common Share (Details) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended
		Dec. 31, 2020	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021
Numerator: Earnings allocable to Ordinary shares subject to possible redemption
Interest earned on marketable securities held in Trust Account			$ 6,957		$ 11,127
Net Income allocable to shares subject to redemption			(6,957)		(11,127)
Denominator: Weighted Average Class A ordinary shares subject to possible redemption
Basic and diluted weighted average shares outstanding		4,500,000
Basic and diluted net income per share	[1]	$ 0.00
Numerator: Net Loss minus Net Earnings
Net income(loss)		$ (5,000) [2]	(1,433,894)	$ (148,766)	(1,582,660)
Less: Net income allocable to Ordinary shares subject to possible redemption			(6,957)		(11,127)
Non-Redeemable Net Loss			(1,440,851)		$ (1,593,787)
Weighted average shares outstanding, basic and diluted		4,500,000
Basic and diluted net loss per ordinary shares	[1]	$ 0.00
Class A Ordinary Shares
Numerator: Net Loss minus Net Earnings
Net income(loss)			$ 0
Class A Ordinary Shares Subject to Redemption
Denominator: Weighted Average Class A ordinary shares subject to possible redemption
Basic and diluted weighted average shares outstanding			19,607,812		19,613,951
Basic and diluted net income per share			$ 0.00		$ 0.00
Numerator: Net Loss minus Net Earnings
Weighted average shares outstanding, basic and diluted			19,607,812		19,613,951
Basic and diluted net loss per ordinary shares			$ 0.00		$ 0.00
Class A Ordinary Shares Not Subject to Redemption
Denominator: Weighted Average Class A ordinary shares subject to possible redemption
Basic and diluted weighted average shares outstanding			6,881,188		6,494,516
Basic and diluted net income per share			$ (0.21)		$ (0.25)
Numerator: Net Loss minus Net Earnings
Weighted average shares outstanding, basic and diluted			6,881,188		6,494,516
Basic and diluted net loss per ordinary shares			$ (0.21)		$ (0.25)

[1]	Excluded an aggregate of up to 675,000 Class B ordinary shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised. On January 26, 2021, the Company effected a share capitalization pursuant to which we issued 862,500 additional Class B ordinary shares, resulting in its initial shareholders holding 5,175,000 Class B ordinary shares (see Note 5). All share and per-share amounts have been retroactively restated to reflect the share capitalization.
[2]	Included an aggregate of up to 675,000 Class B ordinary shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised. On January 26, 2021, the Company effected a share capitalization pursuant to which we issued 862,500 additional Class B ordinary shares, resulting in its initial shareholders holding 5,175,000 Class B ordinary shares (see Note 5). All share and per-share amounts have been retroactively restated to reflect the share capitalization.